Other liabilities - Sensibility in relation with the provision (Details) - Terminal Aeroportuaria Guayaquil S.A. ("TAGSA") $ in Thousands	Dec. 31, 2021 USD ($)
Annual discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,864
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,096
Annual employee future wage increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,096
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,864
Annual turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	5.00%
Percentage of reasonably possible decrease in actuarial assumption	5.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,925
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,030